SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total	$ 36,016	$ 38,359	$ 33,406
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	17,430	15,811	13,884
AUSTRALIA
Disaggregation of Revenue [Line Items]
Total	6,737	9,056	10,064
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Total	11,849	13,492	9,458
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total	24,695	32,202	26,095
Services [Member]
Disaggregation of Revenue [Line Items]
Total	6,368	2,354	2,892
Sales At A Single Point In Time [Member]
Disaggregation of Revenue [Line Items]
Total	31,063	34,556	28,987
Rental [Member]
Disaggregation of Revenue [Line Items]
Total	$ 4,953	$ 3,803	$ 4,419